UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21517

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                      Date of fiscal year end: MAY 31, 2005

                   Date of reporting period: FEBRUARY 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                      ------------

 COMMON STOCKS - 99.3%
              OIL & GAS - 17.3%
     10,641   Ashland, Inc. .................................. $      694,751
      9,227   Berry Petroleum Company, Class A ...............        571,244
     28,508   BP PLC, Sponsored ADR ..........................      1,850,739
     19,470   ConocoPhillips .................................      2,159,028
     46,022   Devon Energy Corp. .............................      2,153,369
     20,910   EOG Resources, Inc. ............................      1,905,319
     30,888   Exxon Mobil Corp. ..............................      1,955,519
     17,227   Frontier Oil Corp. .............................        552,298
     27,778   Kerr-McGee Corp. ...............................      2,157,240
     18,925   Murphy Oil Corp. ...............................      1,893,257
      9,208   Newfield Exploration Company* ..................        683,694
      7,121   Southwestern Energy Company* ...................        434,381
     19,050   Sunoco, Inc. ...................................      1,887,855
     15,701   Total SA, Sponsored ADR ........................      1,871,559
     38,974   Unocal Corp. ...................................      2,108,494
     30,964   Valero Energy Corp. ............................      2,205,875
     41,570   XTO Energy, Inc. ...............................      1,892,266
                                                               --------------
                                                                   26,976,888
                                                               --------------

              INSURANCE - 9.1%
     18,833   Allmerica Financial Corp.* .....................        674,221
     21,444   American Financial Group, Inc. .................        653,828
     46,230   Cincinnati Financial Corp. .....................      2,067,868
     43,479   Lincoln National Corp. .........................      2,036,991
     28,806   Loews Corp. ....................................      2,053,292
      1,894   Markel Corp.* ..................................        677,105
     22,681   Ohio Casualty Corp.* ...........................        547,292
     35,828   Prudential Financial, Inc. .....................      2,042,196
     26,202   The Chubb Corp. ................................      2,072,840
     14,218   Unitrin, Inc. ..................................        666,540
     39,147   UnumPovident Corp. .............................        662,367
                                                               --------------
                                                                   14,154,540
                                                               --------------

              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT - 6.2%
    154,749   Applied Micro Circuits Corp.* ..................        533,884
     48,355   Cypress Semiconductor Corp.* ...................        680,838
     14,241   LAM Research Corp.* ............................        447,737
    111,018   Lattice Semiconductor Corp.* ...................        586,175
    178,857   Micron Technology, Inc.* .......................      2,056,856
     30,241   MKS Instruments, Inc.* .........................        559,156
     27,962   OmniVision Technologies, Inc.* .................        565,112
     29,678   Photronics, Inc.* ..............................        551,417
    203,311   Taiwan Semiconductor Manufacturing Company
                 Ltd., Sponsored ADR .........................      1,854,196
     70,772   Texas Instruments, Inc. ........................      1,873,335
                                                               --------------
                                                                    9,708,706
                                                               --------------

              MEDIA - 5.5%
     13,230   Arbitron, Inc. .................................        536,477
     62,611   Comcast Corp., Class A* ........................      2,037,988
     19,738   The McGraw-Hill Companies, Inc. ................      1,812,935
    115,862   Time Warner, Inc.* .............................      1,996,302
     36,967   WPP Group PLC, Sponsored ADR ...................      2,125,603
                                                               --------------
                                                                    8,509,305
                                                               --------------



               See Notes to Quarterly Portfolio of Investments            Page 1

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                      ------------

 COMMON STOCKS - CONTINUED

              HEALTH CARE PROVIDERS & SERVICES - 5.2%
     14,833   Aetna, Inc. .................................... $    2,165,915
     10,250   DaVita, Inc.* ..................................        432,960
     20,745   Humana, Inc.* ..................................        690,186
     17,663   IMS Health, Inc. ...............................        430,094
     18,498   Quest Diagnostics, Inc. ........................      1,838,701
     10,942   Renal Care Group, Inc.* ........................        431,115
     17,305   WellPoint Inc.* ................................      2,112,248
                                                               --------------
                                                                    8,101,219
                                                               --------------

              HOUSEHOLD DURABLES - 5.0%
      4,084   Beazer Homes USA, Inc. .........................        702,121
     50,101   D.R. Horton, Inc. ..............................      2,192,420
        541   NVR, Inc.* .....................................        428,607
     30,403   Pulte Homes, Inc. ..............................      2,372,042
      9,007   Standard Pacific Corp. .........................        720,560
      6,487   The Ryland Group, Inc. .........................        451,171
      5,072   Toll Brothers, Inc.* ...........................        446,590
     26,668   Tupperware Corp. ...............................        546,427
                                                               --------------
                                                                    7,859,938
                                                               --------------

              METALS & MINING - 5.0%
     25,345   AMCOL International Corp. ......................        561,392
      8,597   Carpenter Technology Corp. .....................        581,329
      7,573   Cleveland-Cliffs, Inc. .........................        608,491
     19,909   Commercial Metals Company ......................        692,833
     52,277   Inco Ltd.* .....................................      2,169,496
      9,846   Quanex Corp. ...................................        579,437
     56,662   Teck Cominco Ltd., Class B .....................      2,165,596
      7,358   United States Steel Corp. ......................        458,845
                                                               --------------
                                                                    7,817,419
                                                               --------------

              FOOD PRODUCTS - 4.5%
     88,157   Archer-Daniels-Midland Company .................      2,124,584
     65,224   Campbell Soup Company ..........................      1,806,705
     23,950   Corn Products International, Inc. ..............        669,881
     29,115   Hershey Foods Corp. ............................      1,834,245
     12,101   Ralcorp Holdings, Inc. .........................        563,302
                                                               --------------
                                                                    6,998,717
                                                               --------------

              SPECIALTY RETAIL - 3.8%
      7,939   Abercrombie & Fitch Company, Class A ...........        426,324
      8,212   American Eagle Outfitters, Inc. ................        444,516
     19,288   Autozone, Inc.* ................................      1,869,007
     14,833   Chico's FAS, Inc.* .............................        436,832
     18,964   Genesco, Inc.* .................................        558,869
      9,471   Guitar Center, Inc.* ...........................        573,753
     27,355   Hot Topic, Inc.* ...............................        584,303
     17,152   Pacific Sunwear of California, Inc.* ...........        441,836
     14,462   The Children's Place Retail Stores, Inc.* ......        578,335
                                                               --------------
                                                                    5,913,775
                                                               --------------



Page 2              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                      ------------

 COMMON STOCKS - CONTINUED

              HOUSEHOLD PRODUCTS - 3.8%
     34,271   Colgate-Palmolive Company ...................... $    1,813,621
      7,116   Energizer Holdings, Inc.* ......................        421,481
     27,606   Kimberly-Clark Corp. ...........................      1,821,444
     30,425   The Clorox Company .............................      1,826,717
                                                               --------------
                                                                    5,883,263
                                                               --------------

              COMPUTERS & PERIPHERALS - 3.3%
    100,349   Hewlett-Packard Company ........................      2,087,259
     18,574   Intergraph Corp.* ..............................        552,948
    198,396   Quantum Corp.* .................................        573,365
    105,827   Seagate Technology LLC .........................      1,901,711
                                                               --------------
                                                                    5,115,283
                                                               --------------

              PHARMACEUTICALS - 2.3%
     37,202   GlaxoSmithKline PLC, ADR .......................      1,793,881
     27,589   Johnson & Johnson ..............................      1,809,838
                                                               --------------
                                                                    3,603,719
                                                               --------------

              ENERGY EQUIPMENT & SERVICES - 2.0%
      8,580   Cal Dive International, Inc.* ..................        435,692
     21,150   Rowan Companies, Inc. ..........................        670,032
     42,708   Transocean Inc.* ...............................      2,070,484
                                                               --------------
                                                                    3,176,208
                                                               --------------

              MACHINERY - 1.9%
     35,571   AGCO Corp.* ....................................        692,567
     10,281   CLARCOR, Inc. ..................................        568,231
      7,055   ESCO Technologies Inc.* ........................        570,256
     23,907   The Timken Company .............................        676,568
      4,967   The Toro Company ...............................        430,689
                                                               --------------
                                                                    2,938,311
                                                               --------------

              MULTI-UTILITIES & UNREGULATED POWER - 1.8%
     55,073   CMS Energy Corp.* ..............................        668,586
     40,104   Constellation Energy Group, Inc. ...............      2,064,153
                                                               --------------
                                                                    2,732,739
                                                               --------------

              ROAD & RAIL - 1.6%
     51,153   CSX Corp. ......................................      2,113,130
      9,471   J.B. Hunt Transport Services, Inc. .............        446,937
                                                               --------------
                                                                    2,560,067
                                                               --------------

              CAPITAL MARKETS - 1.6%
     15,341   A.G. Edwards, Inc. .............................        661,351
     15,915   Eaton Vance Corp. ..............................        429,068
    110,699   Instinet Group Inc.* ...........................        669,175
     47,420   Janus Capital Group Inc. .......................        665,303
                                                               --------------
                                                                    2,424,897
                                                               --------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
    127,040   Cincinnati Bell Inc.* ..........................        558,976
     46,507   Telefonos de Mexico SA de CV,
                 Sponsored ADR ...............................      1,823,539
                                                               --------------
                                                                    2,382,515
                                                               --------------




             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                      ------------

 COMMON STOCKS - CONTINUED

              ELECTRIC UTILITIES - 1.5%
     13,743   ALLETE, Inc. ................................... $      545,322
     21,527   PNM Resources, Inc. ............................        564,868
     54,216   Sierra Pacific Resources Corp.* ................        541,076
     43,437   TransAlta Corp. ................................        628,968
                                                               --------------
                                                                    2,280,234
                                                               --------------

              SOFTWARE - 1.3%
     35,821   Ascential Software Corp.* ......................        555,584
     44,615   NetIQ Corp.* ...................................        526,011
     15,660   The Reynolds & Reynolds Company, Class A .......        433,312
     20,400   THQ Inc.* ......................................        557,736
                                                               --------------
                                                                    2,072,643
                                                               --------------

              TOBACCO - 1.2%
     34,573   UST, Inc. ......................................      1,889,414
                                                               --------------
              AUTOMOBILES - 1.2%
     29,689   Harley-Davidson, Inc. ..........................      1,837,155
                                                               --------------
              BEVERAGES - 1.2%
     33,917   PepsiCo, Inc. ..................................      1,826,770
                                                               --------------
              PERSONAL PRODUCTS - 1.2%
     35,772   The Gillette Company ...........................      1,797,543
                                                               --------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     16,533   Arrow International Inc. .......................        557,823
     11,739   Diagnostic Products Corp. ......................        535,651
     13,764   Haemonetics Corp.* .............................        570,931
                                                               --------------
                                                                    1,664,405
                                                               --------------

              IT SERVICES - 1.0%
     60,584   Ariba, Inc.* ...................................        551,920
     52,432   MPS Group, Inc.* ...............................        563,120
     38,192   Western Digital Corp.* .........................        430,042
                                                               --------------
                                                                    1,545,082
                                                               --------------

              REITS - 0.8%
     25,490   New Plan Excel Realty Trust, Inc. ..............        666,819
     35,514   Trizec Properties, Inc. ........................        637,476
                                                               --------------
                                                                    1,304,295
                                                               --------------

              CONSTRUCTION & ENGINEERING - 0.7%
     27,493   The Shaw Group Inc.* ...........................        571,854
     12,832   Washington Group International, Inc.* ..........        561,400
                                                               --------------
                                                                    1,133,254
                                                               --------------

              ELECTRICAL EQUIPMENT - 0.7%
     10,476   Actuant Corp., Class A* ........................        566,228
     17,887   Regal-Beloit Corp. .............................        551,635
                                                               --------------
                                                                    1,117,863
                                                               --------------


Page 4               See Notes to Quarterly Portfolio of Investments

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                      ------------

 COMMON STOCKS - CONTINUED

              COMMUNICATIONS EQUIPMENT - 0.7%
     77,707   Powerwave Technologies, Inc.* .................. $      532,293
    154,308   Sycamore Networks, Inc.* .......................        553,966
                                                               --------------
                                                                    1,086,259
                                                               --------------

              CONSTRUCTION MATERIALS - 0.6%
      6,957   Florida Rock Industries, Inc. ..................        446,431
      8,397   Texas Industries, Inc. .........................        560,080
                                                               --------------
                                                                    1,006,511
                                                               --------------

              HOTELS, RESTAURANTS & LEISURE - 0.6%
     13,681   CEC Entertainment, Inc.* .......................        529,455
      7,827   Panera Bread Company, Class A* .................        418,431
                                                               --------------
                                                                      947,886
                                                               --------------

              WIRELESS TELECOMMUNICATION SERVICES - 0.4%
     13,621   United States Cellular Corp.* ..................        681,050
                                                               --------------

              CONSUMER FINANCE - 0.4%
     39,711   Providian Financial Corp.* .....................        681,044
                                                               --------------

              DIVERSIFIED FINANCIAL SERVICES - 0.4%
     18,780   GATX Corp. .....................................        563,024
                                                               --------------

              INTERNET  SOFTWARE & SERVICES - 0.4%
     23,997   WebEx Communications, Inc.* ....................        560,810
                                                               --------------

              AEROSPACE & DEFENSE - 0.4%
     19,913   Aviall, Inc.* ..................................        557,564
                                                               --------------

              TEXTILES, APPAREL & LUXURY GOODS - 0.3%
     17,591   K-Swiss, Inc., Class A .........................        545,321
                                                               --------------

              FOOD & STAPLES RETAILING - 0.3%
     19,993   Longs Drug Stores Corp. ........................        544,409
                                                               --------------

              AIRLINES - 0.3%
     19,172   Alaska Air Group, Inc.* ........................        543,718
                                                               --------------

              INTERNET & CATALOG RETAIL - 0.3%
     29,940   Insight Enterprises, Inc.* .....................        532,932
                                                               --------------

              CONTAINERS & PACKAGING - 0.3%
     27,231   Crown Holdings, Inc.* ..........................        447,950
                                                               --------------

              COMMERCIAL SERVICES - 0.3%
     13,949   Equifax, Inc. ..................................        423,910
                                                               --------------

              CHEMICALS - 0.3%
      6,880   Sigma-Aldrich Corp. ............................        423,877
                                                               --------------


              TOTAL COMMON STOCKS ............................    154,872,432
                                                               --------------
              (Cost $138,777,929)



          See Notes to Quarterly Portfolio of Investments                Page 5

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)


                                                                    MARKET
                                                                    VALUE
                                                                 ------------

              TOTAL INVESTMENTS - 99.3% ...................... $  154,872,432
              (Cost $138,777,929)**                            --------------

              NET OTHER ASSETS & LIABILITIES - 0.7% ..........      1,055,844
                                                               --------------
              NET ASSETS - 100.0% ............................ $  155,928,276
                                                               ==============

--------------------------------------------------------------------------------

         *    Non-income producing security
        **    Aggregate cost for federal tax purposes
       ADR    American Depository Receipt
      REIT    Real Estate Investment Trust




Page 6                 See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                                FEBRUARY 28, 2005

                      1. VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.


SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets and liabilities. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investments sold.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,372,202 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $277,699.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------


By (Signature and Title)*   /S/ MARK R. BRADLEY
                            ----------------------------------------
                            Mark R. Bradley, Chief Financial Officer
                            (principal financial officer)

Date APRIL 28, 2005
     --------------

* Print the name and title of each signing officer under his or her signature.